Financial Risk Management and Financial Instruments - Summary of Key Assumptions Used to Estimate Fair Value of Ordinary Shares and Contingent Options Using PWERM (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Revenue multiple used to estimate enterprise value	3.0
Discount rate (%)	13.00%
Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Revenue multiple used to estimate enterprise value		2.2
Discount rate (%)		13.00%
Bottom of Range | Historical Volatility for Shares, Measurement Input
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Volatility (%)	32.5	30.0
Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Revenue multiple used to estimate enterprise value		4.6
Discount rate (%)		19.50%
Top of Range | Historical Volatility for Shares, Measurement Input
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Volatility (%)	35.0	37.5